Accounts Receivable, net (Details) - Schedule of movement of allowance for doubtful accounts - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, net (Details) - Schedule of movement of allowance for doubtful accounts [Line Items]
Beginning balance	$ 1,669,658	$ 392,533	$ 36,285
Provision (reverse) for doubtful accounts		3,276,200	372,635
Recovery	(189,286)
Written-off		(1,984,244)
Foreign currency translation adjustments	100,770	(14,831)	(16,387)
Ending balance	$ 1,581,142	$ 1,669,658	$ 392,533